Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Statements [Line Items]
Changed effect of useful life	₩ 52,179
Goodwill not subject to amortization	₩ 212,910	₩ 203,227